Related Parties - Summary of Balances and Transactions With Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Current assets	$ 6,147.3	$ 8,571.4
Current liabilities	2,428.7	6,386.0
Non-current assets	4,400.3	2,001.1
Non-current liabilities	5,179.8	571.9
Financial results	(728.3)	(316.5)		$ (171.2)
Operating results	(323.4)	(77.0)	[1]	35.3	[1]
Related parties [member]
Disclosure of transactions between related parties [line items]
Current assets	421.0	453.3
Current liabilities	224.4	256.1
Non-current assets		0.0
Non-current liabilities	365.6	30.6
Financial results	(3.8)	(5.7)		(14.8)
Operating results	(47.7)	(51.7)		(203.2)
Related parties [member] | Banco do Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Current assets	45.2	75.3
Current liabilities	0.4
Non-current liabilities	50.3
Financial results	(1.3)	1.1		(4.2)
Related parties [member] | Banco Nacional De Desenvolvimento Econmico e Social BNDES [member]
Disclosure of transactions between related parties [line items]
Current liabilities	1.2
Non-current liabilities	300.6
Financial results	(2.4)	(5.1)		(8.3)
Related parties [member] | Brazilian Air force [member]
Disclosure of transactions between related parties [line items]
Current assets	372.3	364.4
Current liabilities	190.2	226.9
Operating results	(34.0)	(35.9)		(176.2)
Related parties [member] | Embraer Prev Sociedade De Previdncia Complementar [member]
Disclosure of transactions between related parties [line items]
Current liabilities	4.5	4.7
Operating results	(12.0)	(19.7)		(14.4)
Related parties [member] | Brazilian Army [member]
Disclosure of transactions between related parties [line items]
Current assets	1.7	13.0
Current liabilities	9.0	7.4
Operating results	1.5	6.8
Related parties [member] | Financiadora De EstudoE Projetos FINEP [member]
Disclosure of transactions between related parties [line items]
Current liabilities	8.8	12.7
Non-current liabilities	14.7	30.6
Financial results	(0.1)	(1.7)		(2.3)
Related parties [member] | Marinha Do Brasil [member]
Disclosure of transactions between related parties [line items]
Current assets	1.8	0.6
Current liabilities	10.3	4.4
Operating results	$ (3.2)	$ (2.9)		$ (12.6)

[1]	Consolidated statements of income for each of the comparative years ended December 31, 2019 and 2018 were recast to present the results of the Commercial Aviation business unit and related services as continuing operations (previously disclosed as discontinued operations) since the beginning of comparative periods (Note 1.1.1 and 2.1.5).